Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of significant accounting policies
3.    Summary of significant accounting policies
Revenue recognition
We generate revenue from our travel and financial services businesses. The majority of our revenues relates to our travel business for all years presented.

Travel business:

We offer traditional travel services on a stand-alone and package basis generally either through the pre-pay/merchant business model (“Prepay Model ”) or the pay-at-destination/agency business model (“PAD Model”). We primarily generate revenue from facilitation services, either directly or using affiliated travel agencies. We consider both the traveler and the travel supplier as our customers.

Under the Prepay Model, we provide travelers with access to book hotel rooms, airline seats, car rentals and destination services through our contracts with our network of travel suppliers. Our travelers pay us for merchant transactions generally when they book the reservation. We pay our travel suppliers later, generally when the travelers use the travel service. Under these transactions, we generally earn a commission from travel suppliers and service fees from travelers.
Travel suppliers generally bill us for travel products sold within a 12-month period from check-out date. We recognize breakage as incremental revenue from unbilled amounts when the period expires.

Under the PAD Model, travelers pay the travel supplier directly at destination and travel suppliers pay us our earned commissions later, generally after checkout. We receive service fees from travelers up front.

Revenues under the Prepay Model represented 86%, 84%, and 78% of our consolidated travel revenues for the years ended December 31, 2022, 2021, and 2020, respectively.

The primary sources of our travel business revenues are commissions and service fees, incentive fees, advertising and destination services.
•Commissions and service fees:
We facilitate the sale of travel products and services from our travel suppliers to our travelers and travel agencies.

We generally receive commissions in consideration of our facilitation services. Generally, we charge a service fee to our travelers, although this may vary depending on marketing strategies. We do not provide significant post-booking services to travelers. We consider any post-booking services beyond minor inquiries or administrative changes to the reservation (i.e., modifications to the original terms of the reservations) as new bookings. We may charge a new booking fee and administrative fees for these services. Also, if the requested change results in an incremental price of the reservation to the traveler set by the travel supplier, we receive an incremental commission from the travel supplier.

We recognize revenue upon the transfer of control of the promised facilitation services to our customers in an amount that reflects the consideration we expect to be entitled to in exchange for those facilitation services. Generally, we recognize revenue when the booking is completed, paid and confirmed, less a reserve for cancellations based on historical experience.

We present revenue on a net basis for most of our transactions because the travel supplier is primarily responsible for providing the underlying travel services, we do not control the service or travel product provided by the travel supplier to the traveler and we do not bear inventory risk. Taxes assessed by a government authority, if any, are excluded from the measurement of transaction prices that are imposed on the travel related services or collected from customers (which are therefore excluded from revenue). We present revenue on a gross basis for some bookings when we pre-purchase flight seats.

Generally, we partner with banks to allow our travelers the possibility of purchasing the product of their choice through financing plans established, offered and administered by such banks. Participating banks bear full risk of fraud, delinquency, or default by travelers. When travelers elect to finance their purchases, we typically receive full payment for our services within a short period of time after booking is completed and confirmed, regardless of the payment plan selected by the traveler. However, in certain countries, we receive payment from the bank as installments become due regardless of when traveler actually makes the scheduled payments. In most cases, we receive payment before travel occurs or during travel and the period between completion of booking and reception of scheduled payments is typically one year or less. We have made use of the practical expedient in ASC 606-10-32-18 and we do not adjust the amount of consideration for the effects of a significant financing component. In Brazil, through our financial services company solution, we offer financing to certain travel customers, generally on terms not exceeding 12 months.

Our revenue from commissions and service fees represented 85%, 83% and 77%of our total consolidated travel revenues for the years ended December 31, 2022, 2021, and 2020, respectively.
•Incentive fees:
We may receive incentive fees from our travel suppliers or Global Distribution Systems ("GDS") providers if we meet certain performance conditions, for example contractually agreed volume thresholds. We recognize revenue on an accrual basis in accordance with the achievement of contractual thresholds on a case-by-case basis.

Our revenues from incentive fees represented 7%, 9% and 13% of our total consolidated travel revenues for the years ended December 31, 2022, 2021, and 2020, respectively.
•Advertising:
We record advertising revenue ratably over the advertising period or upon delivery of advertising material, depending on the terms of the advertising agreement.

Our revenues from advertising represented 3%, 3% and 4% of our total consolidated travel revenues for the years ended December 31, 2022, 2021, and 2020, respectively.
•Destination services:
We recognize revenue as services are provided. We present revenue on a gross basis for these transactions because we are the primary responsible for providing the underlying travel services.

Our destination services represented less than 3% of our total consolidated travel revenues for all years presented.
•Other revenue:
We also derive revenue from other sources. Our other sources of revenue are not material.
•Loyalty revenue:
We operate a loyalty program through which we award loyalty points to travelers who complete purchases on our websites or use the services of other program participants, such bank co-branded credit cards. Loyalty points can be redeemed for free or discounted travel products.
For loyalty points earned through travel product purchases, we apply a relative selling price approach whereby the total amount collected from each travel product sale is allocated between the travel product and the loyalty points earned. The portion of each travel product sale attributable to loyalty points is initially deferred and then recognized in loyalty revenue when the points are redeemed. Due to our recent launch of our loyalty program, lack of historical data and redemption patterns, we recognize breakage when the likelihood of the traveler exercising its remaining rights becomes remote.
For loyalty points earned through co-branded credit card partners, consideration received from the sale of loyalty points is variable and payment terms typically are within thirty days after the month of sale of loyalty points. Sales of loyalty points to business partners are comprised of two components: loyalty points and marketing (i.e., the use of intellectual property, including our brand and access to customer lists and databases, which is the predominant element in the agreements, as well as advertising, collectively, the marketing component). We allocate the consideration received from these sales of loyalty points based on the relative selling price of each product or service delivered. Accordingly, we recognize the marketing component in other revenue in the period of the loyalty points sale following the sales-based royalty method. The loyalty points component is initially deferred and then recognized in revenue when points are redeemed.
•Financial services business
In Brazil, we earn revenues as a result of offering financing to our travel customers and certain non-travel customers. Revenues from interest earned on loans granted to consumers are recognized over the period of the loan and are based on effective interest rates. We charge merchants processing fees on financing transactions which we recognize as services are provided.
Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits held with banks and other short-term liquid investments with original maturities of three months or less. Gains or losses are recognized in “Financial results, net” when incurred.
Trade accounts receivable, net

Trade accounts receivable are generally due within thirty days and are recorded net of an allowance for expected credit losses.

On January 1, 2020, we adopted the accounting standards update on the measurement of expected credit losses, which requires us to estimate lifetime expected credit losses upon recognition of the financial assets. We consider accounts outstanding longer than the contractual payment terms as past due. We have identified the relevant risk characteristics of our customers and the related receivables, which include the following: size, type or geographic location of the customer, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, we make estimates of expected credit losses for our allowance by considering a several factors, including the length of time trade accounts receivable are past due, previous loss history continually updated for new collections data, the credit quality of our customers, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect our ability to collect from customers. This is assessed at each quarter based on our specific facts and circumstances. See Note 9 for additional information.

The provision for estimated credit losses is recorded as cost of revenue in our consolidated statements of operations.

Loans receivable, net

Loans receivable represent loans granted to customers through our financial services business. Loan receivables are reported at their outstanding principal balances plus estimated collectible interest, net of allowances for uncollectible accounts. We typically place loans on non-accrual status as soon as the customer is due on its payments. Penalties and late interest fees are recognized as amounts are received. Accrual is restored when all overdue payments are settled by the customer.

Most of our loan receivables are short-term in nature, accrue fixed interest rates and repaid in a period ranging between seven and ten months, while a minor portion of loans are repaid within twenty-four months.

We closely monitor credit quality for all loan receivables on a recurring basis. To evaluate a consumer seeking a loan, we use, among other indicators, a risk model internally developed, as a credit quality indicator to help predict the consumer’s ability to repay the principal balance and interest related to the credit. The risk model uses multiple variables as predictors of the consumer’s ability to repay the credit, including external and internal indicators. Internal indicators consider customer’s history with us, credit scoring and risk profile, among others. In addition, we consider external information to enhance the scoring model and the decision-making process. The internal indicators and the external credit score are combined in a risk matrix, which is also used to price the loans based on the risk profile.

Securitization of loans receivable

In connection with securitization programs, we may sponsor and establish trusts (deemed to be variable interest entities “VIEs”) to ultimately purchase certain of our loan receivables. Securities issued by securitization trusts are senior or subordinated, based on the criteria established by each trust. Generally, the subordinated residual interests issued from these transactions are first to absorb credit losses in accordance with the waterfall criteria. For these VIEs, generally the creditors have no recourse to our general credit and the liabilities of the VIEs can only be settled by the respective VIEs’ assets. Additionally, the assets of the VIEs can be used only to settle obligations of the VIEs. We consolidate securitization VIEs when we are deemed to be the primary beneficiary and therefore have the power to direct the activities that most significantly affect the VIEs’ economic performance and a variable interest that could potentially be significant to the VIE. Management assesses whether we are the primary beneficiary of the VIEs on an ongoing basis. See Note 11 for details.
Property and equipment, net
We record property and equipment at acquisition cost, net of accumulated depreciation. We compute depreciation using the straight-line method over the estimated useful lives of the assets. Land is not depreciated. We depreciate leasehold improvement using the straight-line method, over the shorter of the estimated useful life of the improvement or the remaining term of the lease.
The estimated useful lives (in years) of the main categories of our property and equipment are as follows:

Asset	Estimated useful life (in years)
Computer hardware	3
Vehicles	5
Office furniture and fixture	10
Buildings	50
Expenditures for repairs and maintenance are charged to expense as incurred. The cost of significant renewals and improvements is added to the carrying amount of the respective asset and it is depreciated over the life of the contract.
When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in our consolidated statements of operations.
Business combinations
We use the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred, and the equity interests issued, if any. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. We assign the value of the consideration transferred to acquire a business to the tangible assets and identifiable intangible assets acquired and liabilities assumed on the basis of their fair values at the date of acquisition. Any excess purchase price over the fair value of the net tangible and intangible assets acquired is allocated to goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Critical estimates in valuing certain intangible assets include but are not limited to future expected cash flows from customer relationships and trademarks and tradenames, and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.
We have a period of 12 months as from the date of acquisition (the “measurement period”) to finalize the accounting for a business combination. We report provisional amounts when the accounting for a business combination is not complete by the end of the reporting period in which the business combination occurred. Any changes to provisional amounts identified during the measurement period are recognized in the reporting period in which the adjustment amounts are determined.
Goodwill
We record goodwill as the amount by which the aggregate of the fair value of consideration, transferred the acquisition date fair value of any previously held interest and any non-controlling interest exceeds the fair value of the assets and liabilities acquired. Goodwill is not subject to amortization and is tested at least annually for impairment, or earlier if an event occurs or circumstances change and there is an indication of impairment.
Intangible assets, net
We initially record intangible assets acquired in business combinations at fair value. We determine the fair value of intangible assets using standard valuation techniques, including the income approach (discounted cash flows) and/or market approach, as appropriate, and based on market participant assumptions.

Indefinite-lived intangible assets such as certain trademarks and tradenames are not subject to amortization and are tested at least annually for impairment, or earlier if an event occurs or circumstances change and there is an indication of impairment.
Definite-lived intangible assets such as customer relationships, licenses and certain trademarks and tradenames are amortized over their respective estimated useful lives.
We also capitalize certain direct development costs associated with website and internal use developed technology and include external direct costs of services and payroll costs for employees devoting time to the software projects principally related to platform development, including support systems, software coding, designing system interfaces and installation and testing of the software. These costs are recorded as definite-lived intangible assets and are generally amortized over a period of 3 to 5 years beginning when the asset is substantially ready for use. Costs incurred for enhancements that are expected to result in additional features or functionalities are capitalized and amortized over the estimated useful life of the enhancements. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.
Recoverability of goodwill and indefinite-lived intangible assets
We assign goodwill to reporting units that are expected to benefit from the synergies of the business combination as of the acquisition date. We assess goodwill and indefinite-lived intangible assets, neither of which is amortized, for impairment annually as of December 31, or more frequently, if events and circumstances indicate impairment may have occurred. In the evaluation of goodwill for impairment, we typically perform a quantitative assessment and compare the fair value of the reporting unit to its carrying value. An impairment charge is recorded based on the excess of the reporting unit’s carrying amount over its fair value. Periodically, we may choose to perform a qualitative assessment, prior to performing the quantitative analysis, to determine whether the fair value of the goodwill is more likely than not impaired.
We generally base our measurement of fair value of reporting units on an analysis of the present value of future discounted cash flows. The discounted cash flows model indicates the fair value of the reporting units based on the present value of the cash flows that we expect the reporting units to generate in the future. Our significant estimates in the discounted cash flows model include: our forecasted gross bookings; forecasted revenues, net of significant costs and expenses; and the discount rate. We believe the discounted cash flows is the best method for determining the fair value of our reporting units because it is one of the most common valuation methodologies used within the travel and internet industries.
In addition to measuring the fair value of our reporting units as described above, we consider the combined carrying and fair values of our reporting units in relation to our total fair value of equity plus debt as of the assessment date. Our equity value assumes our market capitalization, using either the stock price on the valuation date or the average stock price over a range of dates around the valuation date, plus an estimated acquisition premium which is based on observable transactions of comparable companies. The debt value is based on the highest value expected to be paid to repurchase the debt, which can be fair value, principal or principal plus a premium depending on the terms of each debt instrument.
In our evaluation of our indefinite-lived intangible assets, we typically first perform a quantitative assessment, and an impairment charge is recorded for the excess of the carrying value of indefinite-lived intangible assets over their fair value, if necessary. We base our measurement of fair value of indefinite-lived intangible assets, which primarily consist of trade name and trademarks, using the relief-from-royalty method. This method assumes that the trade name and trademarks have value to the extent that their owner is relieved of the obligation to pay royalties for the benefits received from them. As with goodwill, periodically, we may choose to perform a qualitative assessment, prior to performing the quantitative analysis, to determine whether the fair value of the indefinite-lived intangible asset is more likely than not impaired.
See Notes 14 and 15 for further information.
Recoverability of intangible assets with definite lives and other long-lived assets
Intangible assets with definite lives and other long-lived assets are carried at cost and are amortized on a straight-line basis over their estimated useful lives of 3 to 10 years and 50 years for buildings. We review the carrying value of long-lived assets or asset groups, including property and equipment, to be used in operations whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Factors that would necessitate an impairment assessment include a significant adverse change in the extent or manner in which an asset is used, a significant adverse change in legal factors or the business climate that could affect the value of the asset, or a significant decline in the observable market value of an asset, among others. If such facts indicate a potential impairment, we assess the recoverability of an asset group by determining if the carrying value of the asset group exceeds the sum of the projected undiscounted cash flows expected to result from the use and eventual disposition of the assets over the remaining economic life of the primary asset in the asset group. If the recoverability test indicates that the carrying value of the asset group is not recoverable, we estimate the fair value of the asset group using appropriate valuation methodologies which would typically include an estimate of discounted cash flows. Any impairment would be measured as the difference between the asset groups carrying amount and its estimated fair value.
Assets held for sale, to the extent we have any, are reported at the lower of cost or fair value less costs to sell.
See Notes 13 and 14 for further information.
Equity method investments
We use the equity method to account for investments in companies, if our investment provides us with the ability to exercise significant influence, but not control, over operating and financial policies of the investee. Our judgment regarding the level of influence over each equity method investment includes considering key factors such as our ownership interest, representation on the board of directors, participation in policy-making decisions and material intercompany transactions. We include the total of our investments in equity-method investees, including identifiable intangible assets, deferred tax liabilities, and goodwill, if any, within “Non-current other assets” in our consolidated balance sheets. We include our proportionate share of earnings and/or losses of our equity method investees in “Gain / (loss) from equity investments” in our consolidated statements of operations.
In the event that net losses of the investee reduce our equity-method investment carrying amount to zero, additional net losses may be recorded if we have committed to provide financial support to the investee. We regularly evaluate these investments, which are not carried at fair value, for other-than-temporary impairment. We also consider whether our equity-method investments generate sufficient cash flows from their operating or financing activities to meet their obligations and repay their liabilities when they come due. When our share in the net assets of associates is negative, we include the balance within “Non-current other liabilities” in our consolidated balance sheets. In the event we no longer have the ability to exercise significant influence over an equity-method investee, we would discontinue accounting for the investment under the equity method.
Redeemable non-controlling interests
We redeemed the non-controlling interest in Koin in January 2022 and therefore there is no outstanding redeemable non-controlling interest balance as of December 31, 2022.

The non-controlling interest contained certain rights, whereby we had the right but not the obligation to acquire, and the minority shareholders had the right but not the obligation to sell to us, the additional shares of Koin for cash at a fixed price other than fair value. The non-controlling interest was not redeemable during 2020 and 2021, but it was probable of becoming redeemable (the redemption depended solely on the passage of time). Accordingly, as of December 31, 2021, we recorded the non-controlling interest at the greater of (i) its acquisition date fair value as adjusted for its share (if any) of earnings, losses, or dividends or (ii) an accreted value from the date of the acquisition to the earliest redemption date. The accretion of the non-controlling interest to redemption value was recorded using the interest method.

We adopted a policy to charge the carrying value adjustment to retained earnings or, absent retained earnings, additional paid-in capital and reduced net income available to our common shareholders in the calculation of earnings per share in accordance with the two-class method. As of December 31, 2021, we recorded the non-controlling interest amount in the “mezzanine” section of our consolidated balance sheet, outside of shareholders’ deficit.

See Note 5 for details.
Travel accounts payable
Travel accounts payable comprises trade accounts payable to airlines, hotels and other travel suppliers for products and services offered. Airline suppliers are generally due within thirty days of a confirmed air booking reservation. Under the Prepay model, hotels and other travel suppliers are generally paid after traveler checks out. Generally, our contracts with hotels and other travel suppliers provide for a 12-month period for invoicing us for past services. If an invoice is not received after that period, we recognize breakage revenue for the unbilled payable.
Severance payments
We recognize a liability for severance payments if the following criteria are met: (a) management, having the authority to approve the action, commits to a plan of termination; (b) the plan identifies the number of employees to be terminated, their job classifications or functions and their locations, and the expected completion date; (c) the plan establishes the terms of the benefit arrangement, including the benefits that employees will receive upon termination, in sufficient detail to enable employees to determine the type and amount of benefits they will receive if they are involuntarily terminated; (d) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn; and (e) the plan has been communicated to employees.
Pension information
We do not maintain any pension plans. Certain countries in which we operate provide for pension benefits to be paid to retired employees from government pension plans and/or private pension plans. Amounts payable to such plans are accounted for on an accrual basis.
Contingent liabilities
We have several tax, regulatory and legal matters outstanding, as discussed further in Note 23.
Periodically, we review the status of all significant outstanding matters to assess the potential financial exposure. When (i) it is probable that an asset has been impaired or a liability has been incurred and (ii) the amount of the loss can be reasonably estimated, we record the estimated loss in our consolidated statements of operations. We provide disclosure in the notes to the consolidated financial statements for loss contingencies that do not meet both of these conditions if there is a reasonable possibility that a loss may have been incurred that would be material to the consolidated financial statements. Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable. We base accruals made on the best information available at the time which can be highly subjective. The final outcome of these matters could vary significantly from the amounts included in the accompanying consolidated financial statements.
Derivative financial instruments
We carry derivative instruments at fair value on our consolidated balance sheets. The fair values of the derivative financial instruments generally represent the estimated amounts we would expect to receive or pay upon termination of the contracts as of the reporting date. As of December 31, 2022, and 2021, our derivative instruments primarily consisted of foreign currency forward contracts. We are exposed to various market risks that may affect our consolidated results of operations, cash flows and financial position. These market risks include, but are not limited to, fluctuations in foreign currency exchange rates. Our primary foreign currency exposures are to the currencies of Latin American countries, including Argentina, Brazil and Mexico, in which we conduct a significant portion of our business operations. As a result, we face exposure to adverse movements in foreign currency exchange rates as our results of operations are translated from local currencies into U.S. dollars upon consolidation. Additionally, foreign currency exchange rate fluctuations on transactions denominated in currencies other than the functional currency of an entity result in gains and losses that are reflected in net income / (loss).
We may use foreign currency forward contracts to economically hedge these exposures. Our goal in managing our foreign exchange risk is to reduce, to the extent practicable, our potential exposure to the changes that exchange rates might have on our earnings, cash flows and financial position. Our foreign currency forward contracts are typically short-term and, as they do not qualify for hedge accounting treatment, we classify the changes in their fair value in “Financial results, net” in our consolidated statements of operations in the period that the changes occur and are classified within “Net cash flows (used in) / provided by operating activities” in our consolidated statements of cash flows. We do not hold or issue financial instruments for speculative or trading purposes. We report the fair value of our derivative assets and liabilities on a gross basis in our consolidated balance sheets in “Other assets and prepaid expenses” and “Other liabilities”, respectively.
Leases
We determine if an arrangement is a lease, or contains a lease, at inception. Operating leases are primarily for office space, customer service centers and a fleet of dedicated vans, and, as of January 1, 2019 with the adoption of the new guidance for leasing arrangements, are included in operating “Lease right-of-use (“ROU”) assets” and operating “Lease liabilities” on our consolidated balance sheets. Lease ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
For operating leases with a term of one year or less, we have elected to not recognize a lease liability or ROU asset on our consolidated balance sheets. Instead, we recognize the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to our consolidated statements of operations and consolidated statements of cash flows.
Our lease agreements have insignificant non-lease components and accordingly we have elected the practical expedient to combine and account for lease and non-lease components as a single lease component.
Financial results, net
We incur in financial results such as factoring interest and commissions on receivables, gains or losses on derivative financial instruments, interest income from financial investments, interest paid on financial liabilities and foreign exchange gains or losses.
Stock-based compensation
We measure and amortize the fair value of restricted stock units and stock options as follows:
Restricted Stock Units (“RSUs”). Our RSUs consist of service-based awards. RSUs are stock awards that are granted to employees entitling the holder to shares of common stock as the award vests, typically over a 3 or 4-year period, but may accelerate in certain circumstances. During the year ended December 31, 2022, we were issuing RSUs as our primary form of stock-based compensation, some of them vest 33% after one year and others vest 25% after one year and will then vest yearly over the following 3 or 4 years, as appropriate. We measure the value of RSUs at fair value based on the number of shares granted and the quoted price of our common stock at the date of grant. We amortize the fair value as stock-based compensation expense over the vesting term on a straight-line basis.
Stock Options. Our employee stock options consist of service-based awards. We measure the value of stock options issued or modified, including unvested options assumed in acquisitions, if any, on the grant date (or modification or acquisition dates, if applicable) at fair value, using appropriate valuation techniques, including the Black-Scholes and Monte Carlo option pricing models. The Black-Scholes valuation models incorporate various assumptions including expected volatility, expected term and risk-free interest rates. The expected volatility is based on historical volatility of our common stock and other relevant factors. We base our expected term assumptions on our historical experience and on the terms and conditions of the stock awards granted to employees. We amortize the fair value over the remaining explicit vesting term in the case of service-based awards. The majority of our stock options vest over 6 years.
As of December 31, 2022, all stock options are fully vested. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive these awards, and subsequent events are not indicative of the reasonableness of our original estimates of fair value.
Marketing and advertising expenses
We incur advertising expense consisting of offline costs, including television and radio advertising, and online advertising expense to promote our business. We expense the production costs associated with advertisements in the period in which the advertisement first takes place. We expense the costs of advertisement in the period during which the advertisement space or airtime is consumed. Internet advertising expenses are recognized based on the terms of the individual agreements, which is generally over the greater of (i) the ratio of the number of clicks delivered over the total number of contracted clicks, on a pay-per-click basis, or (ii) on a straight-line basis over the term of the contract. Our advertising expenses were $102,962, $52,480 and $27,661 for the years ended December 31, 2022, 2021 and 2020, respectively.
Accounting for income taxes
We are organized as a British Virgin Islands corporation. However, under the “anti-inversion” rules of Section 7874 of the U.S. Internal Revenue Code, we are treated as a U.S. corporation for U.S. federal tax purposes. Accordingly, we are subject to U.S. federal income tax and state income tax in the United States. We are subject to foreign income taxes in the jurisdictions where we operate in accordance with the respective local tax laws.
We account for income taxes under the asset and liability method that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our consolidated financial statements or tax returns. Judgment is required in assessing the future tax consequences of events that have been recognized in our consolidated financial statements or tax returns.
Variations in the actual outcome of these future tax consequences could materially impact our financial position, results of operations or effective tax rate.
Significant judgment is required in determining our worldwide income tax provision. In the ordinary course of a global business, there are many transactions and calculations where the ultimate tax outcome is uncertain. Some of these uncertainties arise as a consequence of revenue sharing and cost reimbursement arrangements among related entities, the process of identifying items of revenues and expenses that qualify for preferential tax treatment, and segregation of foreign and domestic earnings and expenses to avoid double taxation. Although we believe that our estimates are reasonable, the final tax outcome of these matters could be different from that which is reflected in our historical income tax provisions and accruals. Such differences could have a material effect on our income tax provision and net income in the period in which such determination is made.
In estimating future tax consequences, all expected future events are considered other than enactments of changes in tax laws or rates. Valuation allowances are established when necessary to reduce deferred tax assets to amounts which are more likely than not to be realized. We consider future growth, forecasted earnings, future taxable income, the mix of earnings in the jurisdictions in which we operate, historical earnings, the carryforward periods available for tax reporting purposes and prudent and feasible tax planning strategies in determining the need for a valuation allowance. In the event we were to determine that we would not be able to realize all or part of our net deferred tax assets in the future, an adjustment to the deferred tax assets valuation allowance would be charged to earnings in the period in which we make such a determination, or goodwill would be adjusted at our final determination of the valuation allowance related to an acquisition within the measurement period. If we later determine that it is more likely than not that the net deferred tax assets would be realized, we would reverse the applicable portion of the previously provided valuation allowance as an adjustment to earnings at such time.
The amount of income tax we pay is subject to ongoing audits by federal, state and foreign tax authorities, which often result in proposed assessments. Our estimate of the potential outcome for any uncertain tax issue is highly judgmental. We account for these uncertain tax issues pursuant to ASC 740, Income Taxes, which contains a two-step approach to recognizing and measuring uncertain tax positions taken or expected to be taken in a tax return. The first step is to determine if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. Although we believe we have adequately reserved for our uncertain tax positions, no assurance can be given with respect to the final outcome of these matters. We adjust reserves for our uncertain tax positions due to changing facts and circumstances, such as the closing of a tax audit, judicial rulings, refinement of estimates or realization of earnings or deductions that differ from our estimates. To the extent that the final outcome of these matters is different than the amounts recorded, such differences generally will impact our provision for income taxes in the period in which such a determination is made. Our provisions for income taxes include the impact of reserve provisions and changes to reserves that are considered appropriate and also include the related interest and penalties.
We treat taxes on global intangible low-taxed income (“GILTI”) introduced by the U.S. Tax Cuts and Jobs Act (the “Tax Act”) as period costs. See Note 21 for further information.
Government grants and other assistance
We recognize government grants in our consolidated financial statements when it is probable that the grant will be received and we will comply with the conditions of the grant. Government grants are recorded as a reduction in the related operating expense or the cost of the asset that they are intended to defray. The government grants we received have principally been granted to defray personnel costs. During the years ended December 31, 2021 and 2020, we participated in several of these programs and recognized, in the aggregate, government grants and other assistance benefits of $463 and $2,265, principally recorded as a reduction of personnel expense in our consolidated statements of operations for the respective periods. We have not received government grants in 2022.
Earnings / (losses) per share
We compute basic earnings / (losses) per share by dividing our net income or loss for the year attributable to Despegar.com, Corp. common shareholders, as adjusted for preferred stock accretion and dividends accrued, by our weighted-average outstanding common shares during the year on a basic and diluted basis. Since we issue warrants for nominal consideration which vest and are exercisable as from the issuance date, we include the shares of common stock underlying the outstanding warrants when calculating our basic earnings per share.
We compute diluted earnings per share using our weighted-average outstanding common shares including the dilutive effect of stock options and convertible preferred stock. The dilutive effect of stock-based compensation is calculated using the treasury method. The dilutive effect of convertible preferred stock is calculated using the if-converted method. In periods when we recognize a net loss, we exclude the impact of outstanding stock awards and convertible preferred stock from the diluted loss per share calculation as their inclusion would have an antidilutive effect.
We present basic and diluted earnings per share using the two-class method required for participating securities. We consider that our Series B preferred stock to be participating securities and, in accordance with the two-class method, earnings allocated to participating securities and the related number of outstanding shares of participating securities are excluded from the computation of basic and diluted net loss per common share. If a dividend is paid on common stock, the holders of Series B preferred stock are entitled to a proportionate share of any such dividend as if they were holders of common stock (on an if-converted basis). As the holders of our Series B preferred stock do not have contractual obligation to share in the losses of the Company, the net loss attributable to common shareholders for each period is not allocated between common stock and participating securities. Accordingly, preferred stock is excluded from the calculation of basic and diluted net loss per share as the effect would have been antidilutive.
For additional information on how we compute earnings per share, see Note 2 and 26.
Fair value recognition, measurement and disclosure
The carrying amounts of cash and cash equivalents and restricted cash reported on our consolidated balance sheets approximate fair value as we maintain them with various high-quality financial institutions. Accounts receivable and accounts payable are generally short-term in nature and their carrying amount approximate fair values.
We disclose the fair value of our financial instruments based on the fair value hierarchy using the following three categories:
Level 1 — Valuations based on quoted prices for identical assets and liabilities in active markets.
Level 2 — Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3 — Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.
For additional information on items measured at fair value on a recurring or non-recurring basis, see Note 25.
Recently adopted accounting policies
Accounting Standards Update (ASU) 2021-08, “Accounting for Acquired Revenue Contracts with Customers in a Business Combination”: In October 2021, the FASB issued a new accounting update that requires an acquirer to recognize and measure certain contract assets and contract liabilities in a business combination in accordance with Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, rather than at fair value on the acquisition date as required under current U.S. GAAP. We early adopted the standard on January 1, 2022. The adoption of this new standard did not have a material impact on our consolidated financial statements.

Accounting Standards Update (ASU) 2021-04, “Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options”: In May 2021, the FASB issued a new accounting update to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (such as warrants) that remain equity classified after modification or exchange. An issuer measures the effect of a modification or exchange as the difference between the fair value of the modified or exchanged warrant and the fair value of that warrant immediately before modification or exchange. ASU 2021-04 introduces a recognition model that comprises four categories of transactions and the corresponding accounting treatment for each category (equity issuance, debt origination, debt modification, and modifications unrelated to equity issuance and debt origination or modification). The update is effective for the Company from January 1, 2022. The adoption of this new standard did not have an impact on our consolidated financial statements.

Accounting Standards Update (ASU) 2020-06, “Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”: In August 2020, the FASB issued a new accounting update relating to convertible instruments and contracts in an entity’s own equity. For convertible instruments, the accounting update reduces the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current U.S. GAAP. The accounting update amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. The update is effective for the Company from January 1, 2022. The update can be adopted on either a full or modified retrospective transition method. The accounting update also requires changes in the diluted earnings per share calculation in certain areas, including the use of the if-converted method instead of the treasury stock method which was permitted in certain situations under current U.S. GAAP. The adoption of this new standard did not have a material impact on our consolidated financial statements.

Accounting Standards Update (ASU) 2021-10, “Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance”. In November 2021, the FASB issued a new accounting update to increase the transparency of government assistance including the disclosure of (1) the types of assistance, (2) an entity’s accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements. This update is effective for the Company from January 1, 2022. The adoption of this new standard did not have a material impact on our consolidated financial statements.
Recent accounting policies not yet adopted
Accounting Standards Update (ASU) 2022-01, “Derivatives and Hedging (Topic 815): Fair Value Hedging-Portfolio Layer Method”: In March 2022, the FASB issued new guidance, which clarifies the guidance in ASC 815 on fair value hedge accounting of interest rate risk for portfolios of financial assets and renames the last-of-layer method the portfolio layer method. Under current guidance, the last-of-layer method enables an entity to apply fair value hedging to a stated
amount of a closed portfolio of prepayable financial assets without having to consider prepayment risk or credit risk when measuring those assets. ASU 2022-01 expands the scope of this guidance to allow entities to apply the portfolio layer method to portfolios of all financial assets, including both prepayable and nonprepayable financial assets. It allows entities to designate multiple layers within a single closed portfolio as individual hedged items. Further, ASU 2022-01 clarifies that the fair value basis adjustments should be adjusted at the portfolio level and should not be allocated to individual assets within the portfolio. The amended guidance is effective as from January 1, 2023, with early adoption permitted. We do not expect the adoption to have an impact on our consolidated financial statements.

Accounting Standards Update (ASU) 2022-02, “Financial Instruments-Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures:” In March 2022, the FASB issued new guidance, which eliminates the accounting guidance on troubled debt restructurings for creditors in ASC 310-40 and requires entities to evaluate all receivable modifications under ASC 310-20 to determine whether a modification made to a borrower results in a new loan or a continuation of the existing loan. The amended guidance adds enhanced disclosures for creditors with respect to loan refinancings and restructurings for borrowers experiencing financial difficulty. The amended guidance also requires disclosure of current period gross charge-offs by year of origination within the vintage disclosures required by ASC 326. The amended guidance is effective for the Company as from January 1, 2023, with early adoption permitted. We are in the process of evaluating the impact of the amended guidance, but we currently expect that the adoption will not have a material impact, if any, on our consolidated financial statements.

Accounting Standards Update (ASU) 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”: In June 2022, the FASB issued new guidance, which clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to contractual sale restrictions, stating that such restrictions are not considered part of the unit of account of the security and therefore are not considered in measuring fair value. The amended guidance also requires disclosure of the fair value of equity securities subject to contractual sale restrictions and certain additional information about those restrictions. The amended guidance is effective for the Company as from January 1, 2024, with early adoption permitted, and is to be applied prospectively. We are in the process of evaluating the impact of the amended guidance, but we currently expect that the adoption will not have a material impact, if any, on our consolidated financial statements.

Accounting Standards Update (ASU) 2022-04, “Liabilities-Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations”: In September 2022, the FASB issued new guidance, which provides guidance on the disclosure requirements for supplier finance programs. The amendments require that a buyer in a supplier finance program disclose sufficient qualitative and quantitative information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. The amended guidance is effective for the Company as from January 1, 2023, with the amendment on rollforward information effective January 1, 2024, with early adoption permitted. The amendments on supplier finance programs should be applied retrospectively except for the amendment on rollforward information, which should be applied prospectively. We are in the process of evaluating the impact of the amended guidance, but we currently expect that the adoption will not have a material impact, if any, on our consolidated financial statements.